DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
The following description of the Washington Federal Bank 401(k) Plan (the "Plan") provides only general information. Participants should refer to the Plan agreement for a more complete description of the Plan’s provisions.
General - The Plan is a defined contribution profit sharing plan for substantially all employees of WaFd Bank , a subsidiary of WaFd, Inc. (collectively, the "Employer" or the "Company") and is subject to the provisions of the Employee Retirement Income Security Act of 1974 ("ERISA").The Bank filed its Second Amended and Restated Articles of Incorporation, with the Washington Secretary of State, to change its name from Washington Federal Bank to WaFd Bank effective on September 25, 2025.

Employees are eligible to participate in the Plan on the first day of the calendar month following the completion of 30 days of employment. Such eligible employees can make contributions at that time but do not become eligible for the Employer's profit sharing or matching contribution until the first entry date after the first day of the calendar quarter (January 1, April 1, July 1 or October 1) following the completion of the one year of service requirement. The Plan defines one year of service as a 12-month period in which the eligible employee works at least 1,000 hours of service and the first eligibility service period starts on the first day of employment. After the first 12-month eligibility service period, if the Plan needs to measure another eligibility service period (e.g., if the employee does not complete 1,000 hours of service in the first 12-month period), the Plan will measure the eligibility service period on a Plan Year basis. Participation in the Plan excludes employees covered by a collective bargaining agreement, temporary employees and independent contractors.

The Company closed its merger with Luther Burbank Corporation ("Luther Burbank"), a California corporation, effective March 1, 2024. Pursuant to the Merger Agreement, Luther Burbank merged with and into the Company, with the Company surviving the merger, and Luther Burbank’s 401(k) plan was terminated. Employees from Luther Burbank became eligible to participate in the Plan on April 1, 2024.

Contributions - Under provisions of the Plan, all participants may make voluntary after-tax contributions of their eligible earnings as defined by the Plan. In addition, participants may make pre-tax or Roth contributions up to the statutory limits of $23,500 and $23,000 for 2025 and 2024, respectively, plus a “catch-up” amount of $7,500 and $7,500 for 2025 and 2024, respectively, for those who have attained age 50 or over at the end of the calendar year to their 401(k) deferral contributions account. Additionally, for participants who attain ages 60 through 63, the Plan provides for an enhanced ("super") catch-up contribution limit of up to $11,250 per year. All new employees are automatically enrolled, unless they opt out, for a 1% participant contribution to their 401(k) account. For those participants under automatic enrollment, the Company will increase the deferral rate by 1% each January 1st until the point the deferral rate is 6% of compensation or the participant opts out. If automatic enrollment occurs after July 1st, the participant's default deferral rate will not be subject to automatic increase until the second January following auto enrollment. Prior to automatic enrollment, all participants are provided with a notice of their rights to elect a different deferral amount and to opt out of automated deferral increases.
The Plan includes a "safe harbor" feature which provides for a matching contribution equal to 100% of an employee’s 401(k) elective pre-tax deferral, not exceeding 4% of their compensation for the Plan Year. Employer profit sharing contributions to the Plan are determined by the Board of Directors of the Company based on the Company’s net operating income. Contributions are allocated to the Employer profit sharing account of each participant in the same proportion that each participant’s eligible compensation for the period bear to the total eligible compensation of all such participants for such period.
In order to be eligible to receive an allocation of the Employer’s profit sharing contribution for the Plan Year, a participant must complete 1,000 hours of service during the Plan Year and be employed on the last day of the Plan Year (December 31st). Employer profit sharing contributions totaled 3% and 3% of participants’ eligible compensation for the years ended December 31, 2025 and 2024. For the years ended December 31, 2025 and December 31, 2024, employer profit sharing contributions were $3,492,575 and $3,821,176 respectively.

Participant Accounts - Each participant’s account is credited with the participant’s contribution and allocations of (a) the Employer’s profit sharing contribution (b) the Employer safe harbor matching contribution and (c) Plan earnings. Allocations of Plan earnings are based on the participant's investment elections. The benefit to which a participant is entitled is the benefit that can be provided from the vested amount of the participant’s account(s).
Investments - Participants direct the investment of their contributions and Employer's profit sharing and safe harbor matching contributions and earnings thereon into WaFd, Inc. common stock or any of the mutual or collective trust fund investment options of the Plan. In the absence of participant investment directions, contributions are invested in a target date fund, a qualified default investment alternative (“QDIA”) as prescribed by final regulations issued by the Department of Labor.

Vesting - Participants are immediately vested in their own contributions to their voluntary after-tax contribution accounts and to their 401(k) deferral contribution and Roth contribution accounts. The employer safe harbor match contribution is also fully vested at the time of match. Withdrawals made upon termination are subject to vesting restrictions, which limit withdrawal of Company profit sharing account contributions if the participant has completed less than six years of continuous service. Participants who have completed six or more years of service are fully vested in Company profit sharing contributions to their accounts. Participants also become fully vested in Company profit sharing contributions upon death, total and permanent disability, or retirement on the normal or deferred retirement date. A continuous year of service consists of a minimum of 1,000 hours of employment during a calendar year.
The Plan provides employees with the following vesting schedule with regard to Company profit sharing contributions:

Service Year Completed	Percentage Vested

1	—%
2	20%
3	40%
4	60%
5	80%
6 or more	100%
Forfeitures - Participants have a non-forfeitable interest in their vested account balances upon termination from the Plan. Unvested account balances are subject to forfeiture and are used to reduce future employer contributions to the Plan and pay Plan expenses. If participants re-enter the Plan before incurring five consecutive one-year breaks in service, the forfeited amounts shall be restored upon repayment of any amounts previously distributed to the participants. As of December 31, 2025 and 2024, the non-vested forfeiture accounts balance totaled $70,386 and $107,417, respectively. Forfeited non-vested amounts of $409,609 and $281,896 were used to reduce employer contributions and pay plan expenses in accordance with Plan provisions in 2025 and 2024, respectively.
Benefits - In accordance with the terms of the Plan, a participant, upon either retirement, termination, death, or disability, may elect alternative methods of benefit payments, including:
•One lump-sum cash distribution
•Cash installment payments
•Purchase of an annuity contract selected by the participant and approved by the trustees
•Any other method of distribution not extending the payment period beyond the joint life expectancy of the participant and his or her designated beneficiary, as approved by the trustees

In the event of employee termination, the vested portion of the participant’s share is to be distributed as soon as practicable.
Participant Loans - The Plan does not allow participants to withdraw funds from their accounts as participant loans.
Administrative Expenses - Each participant pays an annual fee of $35 deducted quarterly for participants with balances up to $2,000 or $63 for participants with account balances over $2,000 to cover recordkeeping and investment expenses, plus a share of any additional Plan expenses, based on the participant’s portion of the Plan assets. Additional Plan expenses could include fees paid to auditors, investment advisors, attorneys, etc.